ORGANIZATION	12 Months Ended
Dec. 31, 2022
Organization [Abstract]
ORGANIZATION	ORGANIZATION Equitable America’s primary business is providing variable annuity, life insurance and employee benefit products to both individuals and businesses. The Company is an indirect, wholly-owned subsidiary of Holdings. Equitable America is a stock life insurance company organized under the laws of Arizona.